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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:      111 West Jackson Blvd., 20th Floor
                 ----------------------------------
                 Chicago, IL 60064
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William J Shimanek        Chicago, Illinois   November 12, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 111
                                        --------------------

Form 13F Information Table Value Total: 700,079
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

Column 1                     Column 2       Column 3 Column 4         Column 5          Column 6    Column 7        Column 8
------------------------- ---------------- --------- -------- ----------------------- ------------ --------- ----------------------
                                                      VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ------------ --------- ---------- ------ ----
AAR CORP                  BOND             000361AH8    4,868  5,000,000 PRN          SOLE                    5,000,000
ASM INTL NV               BOND             00207DAG7    7,216  6,900,000 PRN          SOLE                    6,900,000
ABBOTT LABS               COM              002824100      346      7,000 SH           SOLE                        7,000
ABBOTT LABS               COM              002824900    3,958     80,000 SH    CALL   SOLE                       80,000
ALLIANT TECHSYSTEMS INC   BOND             018804AH7   15,763 15,000,000 PRN          SOLE                   15,000,000
ALLIANT TECHSYSTEMS INC   BOND             018804AK0   31,755 27,500,000 PRN          SOLE                   27,500,000
AMERICREDIT CORP          BOND             03060RAR2   10,129 12,760,000 PRN          SOLE                   12,760,000
AMGEN INC                 BOND             031162AL4      398    538,000 PRN          SOLE                      538,000
AMGEN INC                 BOND             031162AN0   38,691 38,730,000 PRN          SOLE                   38,730,000
APOGENT TECHNOLOGIES INC  BOND             03760AAK7   14,818 10,000,000 PRN          SOLE                   10,000,000
ARVINMERITOR INC          BOND             043353AF8    1,513  2,000,000 PRN          SOLE                    2,000,000
BOISE INC                 WARRANT          09746Y113      463     87,722 SH           SOLE                       87,722
BOSTON PPTYS LTD
 PARTNERSHIP              BOND             10112RAG9    3,324  3,290,000 PRN          SOLE                    3,290,000
BOSTON PPTYS LTD
 PARTNERSHIP              BOND             10112RAK0    4,824  5,000,000 PRN          SOLE                    5,000,000
CIT GROUP INC             PREFERRED STOCK  125581603    1,456    228,965 SH           SOLE                      228,965
CEPHALON INC              BOND             156708AL3   25,158 22,678,000 PRN          SOLE                   22,678,000
CHARLES RIV LABS INTL
 INC                      BOND             159864AB3    7,946  8,000,000 PRN          SOLE                    8,000,000
CHINA MED TECHNOLOGIES
 INC                      COM              169483954      428     26,400 SH    PUT    SOLE                       26,400
CHINA MED TECHNOLOGIES
 INC                      BOND             169483AB0      849  1,000,000 PRN          SOLE                    1,000,000
CHINA MED TECHNOLOGIES
 INC                      BOND             169483AC8    5,711  8,810,000 PRN          SOLE                    8,810,000
CHIQUITA BRANDS INTL INC  BOND             170032AT3    7,963  8,000,000 PRN          SOLE                    8,000,000
COMPUCREDIT CORP          BOND             20478NAD2    1,858  4,610,000 PRN          SOLE                    4,610,000
COVANTA HLDG CORP         BOND             22282EAA0    8,999 10,014,000 PRN          SOLE                   10,014,000
DST SYS INC DEL           BOND             233326AB3   32,583 30,210,000 PRN          SOLE                   30,210,000
DST SYS INC DEL           BOND             233326AD9    6,048  5,781,000 PRN          SOLE                    5,781,000
E M C CORP MASS           BOND             268648AM4    6,804  5,510,000 PRN          SOLE                    5,510,000
EARTHLINK INC             BOND             270321AA0   19,125 17,325,000 PRN          SOLE                   17,325,000
EASTMAN KODAK CO          BOND             277461BE8    7,502  7,500,000 PRN          SOLE                    7,500,000
ENZON PHARMACEUTICALS
 INC                      BOND             293904AE8      387    370,000 PRN          SOLE                      370,000
EQUINIX INC               BOND             29444UAH9   10,617  8,000,000 PRN          SOLE                    8,000,000
FISHER SCIENTIFIC INTL
 INC                      BOND             338032AW5   10,263  5,535,000 PRN          SOLE                    5,535,000
GENZYME CORP              COM              372917104      340      6,000 SH           SOLE                        6,000
GENZYME CORP              COM              372917904    2,837     50,000 SH    CALL   SOLE                       50,000
GILEAD SCIENCES INC       BOND             375558AG8   20,192 16,000,000 PRN          SOLE                   16,000,000
GLOBAL BRANDS
 ACQUISITION CO           COM              378982102    1,776    179,608 SH           SOLE                      179,608
GLOBAL BRANDS
 ACQUISITION CO           WARRANT          378982110    1,341    135,576 SH           SOLE                      135,576
GLOBAL CONSUMER
 ACQUISITION CO           COM              378983100      259     26,437 SH           SOLE                       26,437
GLG PARTNERS INC          WARRANT          37929X115    4,597  1,140,604 SH           SOLE                    1,140,604
GOLDEN POND HEALTHCARE
 INC                      COM              38116J109      258     32,848 SH           SOLE                       32,848
GREAT ATLANTIC & PAC
 TEA INC                  COM              390064103      940    105,446 SH           SOLE                      105,446
GREAT ATLANTIC & PAC
 TEA INC                  BOND             390064AK9    5,755  6,590,000 PRN          SOLE                    6,590,000
GREENBRIER COS INC        BOND             393657AD3    1,404  2,020,000 PRN          SOLE                    2,020,000
HERTZ GLOBAL HOLDINGS
 INC                      BOND             42805TAA3    7,652  5,072,000 PRN          SOLE                    5,072,000
HOSPITALITY PPTYS TR      BOND             44106MAK8    8,752  9,220,000 PRN          SOLE                    9,220,000
HUMAN GENOME SCIENCES
 INC                      BOND             444903AK4   12,248  8,810,000 PRN          SOLE                    8,810,000
INFORMATION SERVICES
 GROUP I                  WARRANT          45675Y112      804    201,383 SH           SOLE                      201,383
INTER ATLANTIC FINANCIAL
 INC                      COM              45890H100      923    118,005 SH           SOLE                      118,005
INTER ATLANTIC FINANCIAL
 INC                      WARRANT          45890H118      553     70,481 SH           SOLE                       70,481
INVITROGEN CORP           BOND             46185RAJ9   17,470 12,500,000 PRN          SOLE                   12,500,000
INVITROGEN CORP           BOND             46185RAM2    5,530  4,805,000 PRN          SOLE                    4,805,000
JAKKS PAC INC             BOND             47012EAB2    1,781  1,760,000 PRN          SOLE                    1,760,000
JETBLUE AIRWAYS CORP      BOND             477143AD3   10,554  7,000,000 PRN          SOLE                    7,000,000
JETBLUE AIRWAYS CORP      BOND             477143AE1   21,506 14,000,000 PRN          SOLE                   14,000,000
JETBLUE AIRWAYS CORP      BOND             477143AF8    5,883  4,000,000 PRN          SOLE                    4,000,000
K V PHARMACEUTICAL CO     BOND             482740AC1    1,383  2,200,000 PRN          SOLE                    2,200,000
L-3 COMMUNICATIONS CORP   BOND             502413AW7   20,334 19,765,000 PRN          SOLE                   19,765,000
LABORATORY CORP AMER
 HLDGS                    BOND             50540RAG7    4,849  5,412,000 PRN          SOLE                    5,412,000
LUCENT TECHNOLOGIES INC   BOND             549463AG2    3,634  3,685,000 PRN          SOLE                    3,685,000
MACROVISION CORP          BOND             555904AB7   16,258 12,500,000 PRN          SOLE                   12,500,000

Column 1                     Column 2       Column 3 Column 4         Column 5          Column 6    Column 7        Column 8
------------------------- ---------------- --------- -------- ----------------------- ------------ --------- ----------------------
                                                      VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ------------ --------- ---------- ------ ----
MEDTRONIC INC             BOND             585055AL0    6,582  6,610,000 PRN          SOLE                    6,610,000
METLIFE INC               COM              59156R108    3,186     83,700 SH           SOLE                       83,700
MIRANT CORP NEW           WARRANT          60467R118    1,717    104,487 SH           SOLE                      104,487
NCI BUILDING SYS INC      COM              628852955      646    202,000 SH    PUT    SOLE                      202,000
NCI BUILDING SYS INC      BOND             628852AG0   13,405  9,611,000 PRN          SOLE                    9,611,000
NABORS INDS INC           BOND             629568AP1    4,126  4,250,000 PRN          SOLE                    4,250,000
NASH FINCH CO             BOND             631158AD4    4,489 10,672,000 PRN          SOLE                   10,672,000
NATIONAL CITY CORP        BOND             635405AW3    1,374  1,365,000 PRN          SOLE                    1,365,000
OSI PHARMACEUTICALS INC   BOND             671040AF0   26,565 20,874,000 PRN          SOLE                   20,874,000
PROLOGIS                  BOND             743410AS1    5,696  6,600,000 PRN          SOLE                    6,600,000
PROSPECT ACQUISITION
 CORP                     COM              74347T103    1,392    140,580 SH           SOLE                      140,580
PROSPECT ACQUISITION
 CORP                     WARRANT          74347T111      895     90,384 SH           SOLE                       90,384
PROVIDENCE SVC CORP       BOND             743815AB8    3,026  4,390,000 PRN          SOLE                    4,390,000
QWEST COMMUNICATIONS
 INTL IN                  BOND             749121BY4   22,617 22,382,000 PRN          SOLE                   22,382,000
RAYTHEON CO               WARRANT          755111119   35,886    748,100 SH           SOLE                      748,100
RECKSON OPER
 PARTNERSHIP  L P         BOND             75621LAJ3    3,502  3,520,000 PRN          SOLE                    3,520,000
RESEARCH IN MOTION LTD    COM              760975102      473      7,000 SH           SOLE                        7,000
RESEARCH IN MOTION LTD    COM              760975952    3,547     52,500 SH    PUT    SOLE                       52,500
SP ACQUISITION HOLDINGS
 INC                      COM              78470A104      236     24,403 SH           SOLE                       24,403
SAPPHIRE INDUSTRIALS
 CORP                     COM              80306T109    1,573    158,211 SH           SOLE                      158,211
SAPPHIRE INDUSTRIALS
 CORP                     WARRANT          80306T117      898     90,384 SH           SOLE                       90,384
SECURE AMER ACQUISITION
 CORP                     WARRANT          81372L111      250     31,703 SH           SOLE                       31,703
SEMICONDUCTOR HLDRS TR    COM              816636203      871     34,000 SH           SOLE                       34,000
SEPRACOR INC              BOND             817315AW4    1,487  1,500,000 PRN          SOLE                    1,500,000
SPORTS PPTYS
 ACQUISITION COR          COM              84920F107      311     31,634 SH           SOLE                       31,634
SPORTS PPTYS
 ACQUISITION COR          WARRANT          84920F115      312     31,634 SH           SOLE                       31,634
STATE STR CORP            COM              857477103    3,103     59,000 SH           SOLE                       59,000
STONELEIGH PARTNERS
 ACQUS CO                 WARRANT          861923126        0    119,899 SH           SOLE                      119,899
SUPERVALU INC             BOND             868536AP8    2,716  8,000,000 PRN          SOLE                    8,000,000
SYBASE INC                BOND             871130AB6   13,073  8,370,000 PRN          SOLE                    8,370,000
TTM TECHNOLOGIES INC      BOND             87305RAC3    2,583  2,640,000 PRN          SOLE                    2,640,000
TEVA PHARMACEUTICAL
 FIN II L                 BOND             88164RAB3   22,516 15,420,000 PRN          SOLE                   15,420,000
THERAVANCE INC            BOND             88338TAA2    2,570  3,080,000 PRN          SOLE                    3,080,000
THORATEC CORP             BOND             885175AB5    2,841  3,070,000 PRN          SOLE                    3,070,000
TRIAN ACQUISITION I CORP  COM              89582E108      264     27,115 SH           SOLE                       27,115
TRIPLECROWN ACQUISITION
 CORP                     COM              89677G109      342     35,287 SH           SOLE                       35,287
TRIPLECROWN ACQUISITION
 CORP                     WARRANT          89677G117      342     35,287 SH           SOLE                       35,287
UNITED REFINING ENERGY
 CORP                     COM              911360105      899     90,384 SH           SOLE                       90,384
UNITED RENTALS NORTH
 AMER IN                  BOND             911365AH7    5,093  5,340,000 PRN          SOLE                    5,340,000
US AIRWAYS GROUP INC      BOND             911905AC1    2,518  2,000,000 PRN          SOLE                    2,000,000
VORNADO RLTY TR           BOND             929042AC3    2,512  2,630,000 PRN          SOLE                    2,630,000
WMS INDS INC              BOND             929297AE9    4,466  1,320,000 PRN          SOLE                    1,320,000
WEBMD CORP                BOND             94769MAE5    3,234  3,071,000 PRN          SOLE                    3,071,000
WELLS FARGO & CO NEW      COM              949746101    4,016    142,500 SH           SOLE                      142,500
ASIA SPECIAL SIT ACQST
 CORP                     COM              G0538M105    2,411    244,281 SH           SOLE                      244,281
NORTH ASIA INVESTMENT
 CORP                     COM              G66202105    1,457    150,000 SH           SOLE                      150,000
NORTH ASIA INVESTMENT
 CORP                     WARRANT          G66202113    1,283    132,095 SH           SOLE                      132,095
OVERTURE ACQUISITION
 CORP                     COM              G6830P100      141     14,188 SH           SOLE                       14,188
CHARDAN 2008 CHINA ACQST
 COR                      COM              G8977T101      761    100,000 SH           SOLE                      100,000
CHARDAN 2008 CHINA ACQST
 COR                      WARRANT          G8977T119      670     88,064 SH           SOLE                       88,064
NAVIOS MARITIME AQUIS
 CORP                     COM              Y62159101    1,929    200,000 SH           SOLE                      200,000
NAVIOS MARITIME AQUIS
 CORP                     WARRANT          Y62159119    1,701    176,249 SH           SOLE                      176,249